UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Brencourt Advisors, LLC
Address:  101 East 52nd. St.
          New York, N.Y. 10022

13 File Number: 028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Palmer
Title:	   Chief Financial Officer
Phone:	   (212) 313-9724
Signature, Place and Date of Signing:

    Michael Palmer  May 13, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    129711

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRBORNE INC                   COMMON STOCK     009269101     3432   175000 SH       SOLE                 175000        0        0
D ALLEN TELECOM INC              COMMON STOCK     018091108     2793   286500 SH       SOLE                 286500        0        0
D AVAYA INC NOTE 10/3            CONVRT BONDS     053499AA7     1283  2790000 SH       SOLE                2790000        0        0
D CANADA LIFE FINL CORP		 COMMON STOCK	  135113108    10124   340300 SH       SOLE		    340300	  0	   0
D CRIIMI MAE INC                 PFD B CONV $25   226603207      268    11800 SH       SOLE                  11800        0        0
D ELAN FIN CORP LTD		 NOTE 12/1        284129AC7     3161  6500000 SH       SOLE                6500000        0        0
D EXPEDIA INC 	                 COMMON STOCK     302125109    17348   335807 SH       SOLE                 335807        0        0
D FMC CORP 	                 COMMON STOCK     302491303      829    52900 SH       SOLE                  52900        0        0
D GENESIS MICROCHIP INC DEL      COMMON STOCK     37184C103      520    41666 SH       SOLE                  41666        0        0
D INHALE THERAPEUTIC SYS INC     NOTE 3.500% 10/1 457191AH7     3625  6305000 SH       SOLE                6305000        0        0
D INHALE THERAPEUTIC SYS INC     NOTE 5.000% 2/0  457191AF1     1939  3054000 SH       SOLE                3054000        0        0
D JO-ANN STORE INC	         COMMON STOCK     47758P208     1614    89400 SH       SOLE                  89400        0        0
D NETRO CORP                     COMMON STOCK     64114R109      109    40598 SH       SOLE                  40598        0        0
D OCEAN ENERGY INC DEL           COMMON STOCK     67481E106     2000   100000 SH       SOLE                 100000        0        0
D PANAMERICAN BEVERAGES INC      COMMON STOCK     P74823108     7425   342500 SH       SOLE                 342500        0        0
D PHARMACIA CORP                 COMMON STOCK     71713U102    46080  1064200 SH       SOLE                1064200        0        0
D PITTSTON CO	 	         COMMON STOCK     725701106      865    62400 SH       SOLE                  62400        0        0
D PRECISE SOFTWARE SOLUTIONS     COMMON STOCK     M41450103     8315   500000 SH       SOLE                 500000        0        0
D PROBUSINESS SERVICES INC       COMMON STOCK     742674104      278    20902 SH       SOLE                  20902        0        0
D QUINTILES TRANSNATIONAL CORP   COMMON STOCK     748767100     6114   502762 SH       SOLE                 502762        0        0
D REGISTER COM INC               COMMON STOCK     75914G101     1678   303900 SH       SOLE                 303900        0        0
D SEPRACOR INC 		         CONVRT BONDS     817315AQ7     5103  6500000 SH       SOLE                6500000        0        0
D WEST ESSEX BANCORP             COMMON STOCK     952698108     1748    50000 SH       SOLE                  50000        0        0
D WHITMAN ED GROUP INC	         COMMON STOCK     966524100     3060   225000 SH       SOLE                 225000        0        0
S REPORT SUMMARY                 24 DATA RECORDS              129711        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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